Property, Plant and Equipment - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2026
Disclosure of detailed information about property, plant and equipment [line items]
Deferred income tax recovery	$ (510)	$ (422)	$ (53)
Chevron Canada Limited
Disclosure of detailed information about property, plant and equipment [line items]
Fair value, net of asset retirement obligation		9,163
Exploration and evaluation assets		320
Property, plant and equipment		8,901
Company recognized a non-cash charge		$ 173
Chevron Canada Limited, Operated Working Interest, Duvernay Asset Play in Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Interest acquired		70.00%
Chevron Canada Limited, Working Interest, AOSP
Disclosure of detailed information about property, plant and equipment [line items]
Interest acquired		20.00%
Chevron Canada Limited, Direct and Indirect Working Interest, AOSP
Disclosure of detailed information about property, plant and equipment [line items]
Interest acquired		90.00%
North Sea
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	836	$ 21	113
Recoverability charge	1,462	160	436
Deferred income tax recovery	626	139	$ 323
Offshore Africa
Disclosure of detailed information about property, plant and equipment [line items]
Recoverability charge	269
Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Project costs not subject to depletion and depreciation	466	$ 272
Grande Prairie NGLs and Natural Gas | North America
Disclosure of detailed information about property, plant and equipment [line items]
Fair value, net of asset retirement obligation	752
Exploration and evaluation assets	36
Property, plant and equipment	733
Others assets	3
Company recognized a non-cash charge	20
Palliser Block Crude Oil and NGLs, and Natural Gas | North America
Disclosure of detailed information about property, plant and equipment [line items]
Fair value, net of asset retirement obligation	302
Exploration and evaluation assets	119
Property, plant and equipment	457
Company recognized a non-cash charge	350
Net working capital	76
Deferred tax assets recognised as of acquisition date	80
Gains on acquisitions of property, plant and equipment, pre-tax	80
Grande Prairie Acquisition
Disclosure of detailed information about property, plant and equipment [line items]
Revenue of acquiree since acquisition date	166
Revenue net of production and transportation expense since acquisition date	89
Earnings before tax since acquisition	28
Palliser Block Acquisition
Disclosure of detailed information about property, plant and equipment [line items]
Revenue of acquiree since acquisition date	279
Revenue net of production and transportation expense since acquisition date	147
Earnings before tax since acquisition	61
Grande Prairie and Palliser Block Acquisitions
Disclosure of detailed information about property, plant and equipment [line items]
Revenue net of production and transportation expense since acquisition date	520
Revenue of combined entity as if combination occurred at beginning of period	961
Business acquisition, pro forma earnings before tax, including depletion, depreciation and amortization	241
Other Acquisitions | North America
Disclosure of detailed information about property, plant and equipment [line items]
Fair value, net of asset retirement obligation	126
Property, plant and equipment	160
Company recognized a non-cash charge	51
Exploration and evaluation assets	$ 17
Peace River Area | North America
Disclosure of detailed information about property, plant and equipment [line items]
Fair value, net of asset retirement obligation				$ 765